Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). These statements include all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) which management believes necessary for a fair presentation of the statements and have been prepared on a consistent basis using the accounting policies described in Note 2. Significant Accounting Policies included in the Notes to Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the Securities and Exchange Commission on March 31, 2026 (the “2025 Annual Report”). Certain financial information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted from the Company’s interim unaudited condensed consolidated financial statements. Accordingly, these interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the fiscal year ended December 31, 2025. The December 31, 2025 consolidated balance sheet is derived from those statements. The interim operating results for the three and six months ended June 30, 2026 are not necessarily indicative of the operating results expected for the full year ending December 31, 2026.

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220 in reporting comprehensive (loss) income.  Comprehensive (loss) income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net (loss) income.  Since the Company has no items of other comprehensive (loss) income, comprehensive (loss) income is equal to net (loss) income.

Financial Statement Presentation - Amounts included in the accompanying financial statements have been rounded to the nearest hundred, except for number of shares and per share information.
Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Nocopi Technologies, Inc. and its wholly-owned subsidiary, Polymeric Nocopi. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

In preparing the unaudited condensed consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheet, and revenues and expenses for the period then ended. Actual results may differ significantly from those estimates. Significant estimates made by management include, but are not limited to, the allowance for credit losses and inventory reserves, the estimates of useful lives for depreciation, valuation of the lease liabilities and related right of use assets, valuation of goodwill, fair value of common stock, valuation of stock-based compensation and valuation allowance associated with deferred tax assets.

Estimates - The preparation of the financial statements in conformity with Accounting Principles Generally Accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the dates of financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. The reclassified amounts have no impact on the Company’s previously reported financial position or results of operations and relates to the presentation of professional and consulting expenses and compensation and related expenses – general and administrative, separately on the condensed consolidated statements of comprehensive loss previously included in the general and administrative expenses.

Accounts Receivable and Allowances for Credit Losses

Accounts Receivable and Allowances for Credit Losses

Accounts receivable are uncollateralized customer obligations due under normal trade terms generally requiring payment within 30 days from the invoice date. Customer account balances with invoices dated over 90 days old are considered delinquent. The carrying amount of accounts receivable is reduced by an allowance that reflects management’s best estimate of the amounts that will not be collected.

Accounts receivable are presented net of an allowance for credit losses, which is an estimate of amounts that may not be collectible. The Company uses historical loss information based on the aging of receivables, adjusted for management’s expectations about current and future economic conditions, as the basis to determine expected credit losses. Management exercises significant judgment in determining expected credit losses. Key inputs include macroeconomic factors, industry trends, and the creditworthiness of counterparties. Management believes that the composition of receivables at quarter-end is consistent with historical conditions as credit terms and practices and the client base has not changed significantly.

The Company has elected to apply the practical expedient provided by ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. Under this practical expedient, the Company assumes that current conditions existing as of the balance sheet date do not change over the remaining life of current accounts receivable and current contract assets when developing the reasonable and supportable forecasts used to estimate expected credit losses. The practical expedient was adopted prospectively, and its adoption did not have a material impact on the Company's condensed consolidated financial statements.

As of June 30, 2026 and December 31, 2025, the allowance for credit losses was $12,000 for both periods. During the three and six months ended June 30, 2026 and 2025, the Company recorded a direct write-off of accounts receivable into provision for credit losses amounting to $0 for all periods.

Accounts receivable and credit policies - Accounts receivable are uncollateralized customer obligations due under normal trade terms generally requiring payment within 30 days from the invoice date. Customer account balances with invoices dated over 90 days old are considered delinquent.

The carrying amount of accounts receivable is reduced by an allowance that reflects management’s best estimate of the amounts that will not be collected.

Accounts receivable are presented net of an allowance for credit losses, which is an estimate of amounts that may not be collectible. The Company uses historical loss information based on the aging of receivables, adjusted for management’s expectations about current and future economic conditions, as the basis to determine expected credit losses. Management exercises significant judgment in determining expected credit losses. Key inputs include macroeconomic factors, industry trends, and the creditworthiness of counterparties. Management believes that the composition of receivables at year-end is consistent with historical conditions as credit terms and practices and the client base has not changed significantly.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist primarily of costs paid for future services which will occur within a year. Prepaid expenses principally include prepayments in cash for insurance, rent, and services which are being amortized over the terms of their respective agreements.

Intangible Assets and Goodwill

Intangible Assets and Goodwill

Intangible assets consist of patents, trademarks, and customer lists. These intangible assets were acquired in a stand-alone asset purchase and were initially recognized at cost in connection with the Polymeric Acquisition (see Note 7). The Company's finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives of 10 years, which reflect the period over which the assets are expected to contribute directly or indirectly to future cash flows. The estimated useful lives, residual values, and amortization methods are reviewed at least annually and adjusted prospectively if estimates or expectations change.

Costs incurred to renew or extend the life of existing intangible assets are capitalized when the applicable recognition criteria are met, while maintenance and other costs that do not extend the useful life are expensed as incurred.

The Company records goodwill as the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination (see Note 8). Goodwill is not amortized but is evaluated for impairment at least annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The Company may first perform a qualitative assessment to determine whether it is necessary to perform a quantitative impairment test. If a quantitative impairment test is performed, any impairment loss is recognized for the amount by which the carrying amount of the reporting unit exceeds its fair value, limited to the carrying amount of goodwill. Impairment losses recognized for goodwill are not subsequently reversed.

Long-Lived Assets

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment is determined by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from use of the assets and their ultimate disposition. In instances where impairment is determined to exist, the Company writes down the asset to its fair value based on the present value of estimated future cash flows. There was no impairment as of June 30, 2026 and December 31, 2025.

Recoverability of Long-Lived Assets - The Company follows FASB ASC 360-35, “Impairment or Disposal of Long-Lived Assets.” The Statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company is not aware of any events or circumstances which indicate the existence of an impairment which would be material to the Company’s annual financial statements.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. The Company’s revenues are derived from royalties paid by licensees of the Company’s technologies, fees for the provision of technical services to licensees, and from the direct sale of (i) products incorporating the Company’s technologies, such as inks, security paper and pressure-sensitive labels, and (ii) equipment used to support the application of the Company’s technologies. Royalties consist of guaranteed minimum royalties payable by certain licensees and additional royalties which vary based on the licensee’s sales or production of products incorporating the licensed technology. Service fees and product sales revenues vary directly with the number of units provided.

Fixed-Fee License Agreements

Under certain license agreements, customers are required to pay guaranteed minimum royalties over the term of the contract. Management has determined that these licenses represent the right to use functional intellectual property, as the licensed technology has standalone functionality and does not require ongoing substantive activities affecting its utility. Accordingly, revenue related to guaranteed minimum royalties is recognized at a point in time when the license is made available to the customer, provided the contract is enforceable and collection is probable.

Because guaranteed minimum payments are received over multiple years, future payments are discounted to present value when a significant financing component exists. The related interest income is recognized over the collection period using the effective interest method.

License Agreements – Future Technology

Certain license arrangements provide access to future or evolving ink technologies. Revenue under these agreements is recognized over time as the Company satisfies its performance obligations over the contractual term.

Sales-Based Royalties

In addition to guaranteed minimum royalties, certain license agreements provide for royalties based on the licensee’s sales or production volumes. Royalties in excess of guaranteed minimum amounts are recognized in the period in which the underlying customer sales occur.

Product Sales

Revenue from product sales is recognized at a point in time when control transfers to the customer, generally upon shipment under FOB shipping point terms.

Significant judgment is required in determining the timing of revenue recognition for license arrangements and in assessing whether a significant financing component exists.

Revenues - The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. The Company’s revenues are derived from royalties paid by licensees of the Company’s technologies, fees for the provision of technical services to licensees, and from the direct sale of (i) products incorporating the Company’s technologies, such as inks, security paper and pressure-sensitive labels, and (ii) equipment used to support the application of the Company’s technologies. Royalties consist of guaranteed minimum royalties payable by certain licensees and additional royalties which vary based on the licensee’s sales or production of products incorporating the licensed technology. Service fees and product sales revenues vary directly with the number of units provided.

Fixed-Fee License Agreements

Under certain license agreements, customers are required to pay guaranteed minimum royalties over the term of the contract. Management has determined that these licenses represent the right to use functional intellectual property, as the licensed technology has standalone functionality and does not require ongoing substantive activities affecting its utility. Accordingly, revenue related to guaranteed minimum royalties is recognized at a point in time when the license is made available to the customer, provided the contract is enforceable and collection is probable.

Because guaranteed minimum payments are received over multiple years, future payments are discounted to present value when a significant financing component exists. The related interest income is recognized over the collection period using the effective interest method.

License Agreements – Future Technology

Certain license arrangements provide access to future or evolving ink technologies. Revenue under these agreements is recognized over time as the Company satisfies its performance obligations over the contractual term.

Sales-Based Royalties

In addition to guaranteed minimum royalties, certain license agreements provide for royalties based on the licensee’s sales or production volumes. Royalties in excess of guaranteed minimum amounts are recognized in the period in which the underlying customer sales occur.

Product Sales

Revenue from product sales is recognized at a point in time when control transfers to the customer, generally upon shipment under FOB shipping point terms.

Significant judgment is required in determining the timing of revenue recognition for license arrangements and in assessing whether a significant financing component exists.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Income tax expense is the total of the current-year income tax due or refundable and the change in the deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of the tax benefit that is greater than fifty percent (50%) likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Management is not aware of any issues that could result in significant payments, accruals, or material deviation from its positions.

The Company files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. In general, the statute of limitations of the Company’s U.S. federal tax returns remains open three years after a tax return is filed. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has concluded that there are no uncertain tax positions that would require recognition in the financial statements. If the Company were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. Management’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analysis or tax laws, regulations and interpretations thereof as well as other factors.

The Company currently has no federal or state tax examinations in progress. As of June 30, 2026, the Company’s tax returns for the tax years 2025, 2024 and 2023 remain subject to audit, primarily by the Internal Revenue Service. The Company did not have material unrecognized tax benefits as of June 30, 2026 and does not expect this to change significantly over the next 12 months. The Company will recognize interest and penalties accrued on any unrecognized tax benefits as a component of the provision for income taxes.

Income taxes - Deferred income taxes are provided for all temporary differences and net operating loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is accounted for based on the requirements of ASC 718 – “Compensation –Stock Compensation”, which requires recognition in the financial statements of the cost of employee and director services along with non-employee services received in exchange for an award of equity instruments over the period the employee, director or non-employee is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee, director or non-employee services received in exchange for an award based on the grant-date fair value of the award.

Stock-based compensation - The Company accounts for stock-based compensation under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the shorter of the vesting period or the requisite service periods using the straight-line method. The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASU 2017-07, with ASU No. 2018-07, Compensation - Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718, with certain exceptions. This update supersedes previous guidance for equity-based payments to nonemployees under Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Non-employee equity-based payments are recorded as an expense over the service period, as if the Company had paid cash for the services.

Earnings (Loss) per Share

Earnings (Loss) per Share

In accordance with FASB ASC 260, Earnings per Share, basic earnings (loss) per common share is computed using net earnings (loss) divided by the weighted average number of common shares outstanding for the periods presented. Diluted earnings (loss) per share are computed using weighted average number of common shares plus dilutive common share equivalents outstanding during the period. The potential common shares related to unvested RSUs were excluded from diluted EPS because their effect would be antidilutive.

Earnings per share - The Company follows FASB ASC 260 resulting in the presentation of basic and diluted earnings per share. Basic earnings per common share are based on the weighted average number of shares outstanding during the periods presented. Diluted earnings per share are computed using weighted average number of common shares plus dilutive common share equivalents outstanding during the period. Potential common shares that would have the effect of increasing diluted earnings per share are considered to be anti-dilutive, i.e. the exercise prices of the outstanding stock options were greater than the market price of the common stock. Since the Company did not have any common stock equivalents outstanding as of December 31, 2025 and 2024, basic and diluted earnings per share were the same.

Lease Accounting

Lease Accounting

The Company follows ASC Topic 842, Leases (Topic 842) and applies the package of practical expedients, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less. Operating lease right of use assets (“ROU”) represents the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease expense for minimum lease payments is amortized on a straight-line basis over the lease term and is included in other general and administrative expenses. An amendment to a lease is assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification. For modified leases, the Company also reassesses the lease classification as of the modification’s effective date.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03). The new guidance requires disaggregated information about certain income statement expense line items on an annual and interim basis. This guidance will be effective for annual periods beginning the year ended December 31, 2027 and for interim periods thereafter. The new standard permits early adoption and can be applied prospectively or retrospectively. The Company is evaluating the effect that this guidance will have on the Company’s consolidated financial statements and related disclosures.

On December 8, 2025, the FASB issued ASU 2025-11 – Interim Reporting (“ASU 2025-11”) which is intended to improve the navigability of the guidance in ASC 270, Interim Reporting, and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. ASU 2025-11 also addresses the form and content of such financial statements, interim disclosures requirements, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027 and early adoption is permitted. The Company is currently evaluating the impact the adoption of ASU 2025-11 may have on the Company’s consolidated financial statements and related disclosures.

On December 17, 2025, the FASB issued ASU 2025-12, Codification Improvements. The amendments in this update are to make other incremental improvements to GAAP and facilitate codification updates for a broad range of topics arising from technical corrections, unintended application of the codification, clarifications, and other minor improvements. The resulting amendments are collectively referred to as “Codification Improvements.” ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact the adoption of ASU 2025-12 may have on the Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted - In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03). The new guidance requires disaggregated information about certain income statement expense line items on an annual and interim basis. This guidance will be effective for annual periods beginning the year ended December 31, 2027 and for interim periods thereafter. The new standard permits early adoption and can be applied prospectively or retrospectively. We are evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.